Long-term investments - Additional Information (Detail) $ in Thousands, $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 02, 2020 CAD ($)	Dec. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 119,798	$ 83,497
PInvestment by third-party contributors to new joint venture		$ 1,500
Noncontrolling interest in partnerships and joint ventures			119,798	83,497
Fair value of support provided			$ 10,898	$ 9,493
Atlantica
Schedule of Equity Method Investments [Line Items]
Equity interest			44.20%
Equity method investments			$ 1,036,414
Atlantica | Maximum
Schedule of Equity Method Investments [Line Items]
Equity interest			48.50%
Subsequent Event
Schedule of Equity Method Investments [Line Items]
Third-party developer ownership interest acquired (percent)	50.00%
PInvestment by third-party contributors to new joint venture	$ 1,581